Other assets - Investments in convertible loans (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other assets
Convertible loan	€ 3,744	€ 3,494	€ 3,560
Total	5,501	5,136	7,519
Convertible loans
Other assets
Convertible loan	3,744	3,494	3,560
Total	€ 3,744	€ 3,494	€ 3,560